T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.1%
EchoStar, Class A (1) 21,176 387
387
Entertainment 0.2%
Madison Square Garden Sports  3,675 716
716
Interactive Media & Services 0.2%
DHI Group (1) 48,816 189
Ziff Davis (1) 6,316 493
682
Media 1.8%
Interpublic Group  25,178 938
News, Class A  82,806 1,430
Nexstar Media Group, Class A  10,868 1,876
Scholastic  50,178 1,717
5,961
Total Communication Services 7,746
CONSUMER DISCRETIONARY 10.1%
Automobile Components 0.9%
BorgWarner  21,312 1,047
Magna International  15,504 830
Patrick Industries  17,731 1,220
3,097
Distributors 0.3%
LKQ  18,000 1,022
1,022
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1) 11,966 921
Duolingo (1) 3,943 562
Service Corp. International  17,297 1,190
Strategic Education  11,659 1,048
Stride (1) 21,301 836
4,557
Hotels, Restaurants & Leisure 3.5%
Bloomin' Brands  44,802 1,149
Boyd Gaming  22,484 1,442
Dine Brands Global  11,512 779
Domino's Pizza  2,580 851

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
DraftKings, Class A (1) 22,960 444
Everi Holdings (1) 47,234 810
Marriott Vacations Worldwide  7,469 1,007
MGM Resorts International  26,427 1,174
Red Rock Resorts, Class A  32,569 1,452
Travel + Leisure  23,920 938
Wendy's  63,603 1,385
11,431
Household Durables 1.3%
La-Z-Boy  17,607 512
NVR (1) 224 1,248
PulteGroup  31,844 1,856
TopBuild (1) 2,592 540
4,156
Specialty Retail 1.4%
Academy Sports & Outdoors  23,099 1,507
Bath & Body Works  35,147 1,286
Hibbett  7,565 446
Upbound Group  14,721 361
Victoria's Secret (1) 7,728 264
Williams-Sonoma  7,235 880
4,744
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor (1) 3,249 1,461
Kontoor Brands  21,954 1,062
PVH  12,924 1,152
Steven Madden  18,888 680
4,355
Total Consumer Discretionary 33,362
CONSUMER STAPLES 2.7%
Beverages 0.6%
Coca-Cola Consolidated  3,440 1,841
1,841
Consumer Staples Distribution & Retail 1.3%
BJ's Wholesale Club Holdings (1) 34,580 2,630
Sprouts Farmers Market (1) 17,061 598
U.S. Foods Holding (1) 30,446 1,125
4,353
Food Products 0.8%
Darling Ingredients (1) 38,233 2,233

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Post Holdings (1) 6,054 544
2,777
Total Consumer Staples 8,971
ENERGY 4.1%
Energy Equipment & Services 1.6%
Liberty Energy, Class A  125,385 1,606
Nabors Industries (1) 2,422 295
Oceaneering International (1) 73,267 1,292
TechnipFMC (1) 145,357 1,984
5,177
Oil, Gas & Consumable Fuels 2.5%
APA  35,476 1,279
Diamondback Energy  4,979 673
ONEOK  15,161 963
Ovintiv  39,704 1,433
PDC Energy  31,671 2,033
SM Energy  36,653 1,032
Targa Resources  11,073 808
8,221
Total Energy 13,398
FINANCIALS 14.2%
Banks 5.0%
Ameris Bancorp  17,662 646
Associated Banc-Corp  75,158 1,351
East West Bancorp  16,030 890
First BanCorp Puerto Rico  87,518 999
Hancock Whitney  44,884 1,634
Hanmi Financial  35,118 652
Heartland Financial USA  28,602 1,097
Hope Bancorp  78,567 772
Independent Bank  46,007 818
International Bancshares  19,624 840
OceanFirst Financial  44,118 815
Popular  30,073 1,727
Preferred Bank  15,929 873
QCR Holdings  14,277 627
Synovus Financial  45,491 1,403
Western Alliance Bancorp  13,876 493
Zions Bancorp  31,878 954
16,591
Capital Markets 0.8%
Jefferies Financial Group  35,093 1,114
Lazard, Class A  24,295 804

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Virtus Investment Partners  2,942 560
2,478
Consumer Finance 0.7%
Encore Capital Group (1) 13,848 699
OneMain Holdings  29,054 1,077
PROG Holdings (1) 26,404 628
2,404
Financial Services 3.3%
Equitable Holdings  42,009 1,067
Essent Group  38,114 1,526
Euronet Worldwide (1) 13,304 1,489
Federal Agricultural Mortgage, Class C  5,777 769
FleetCor Technologies (1) 10,856 2,289
Payoneer Global (1) 128,500 807
Radian Group  17,941 397
Voya Financial  35,782 2,557
10,901
Insurance 4.4%
American Financial Group  16,038 1,949
Axis Capital Holdings  35,245 1,922
CNA Financial  39,820 1,554
Everest Re Group  7,841 2,807
First American Financial  11,915 663
Old Republic International  61,590 1,538
Primerica  6,172 1,063
Reinsurance Group of America  12,528 1,663
RenaissanceRe Holdings  7,270 1,456
14,615
Total Financials 46,989
HEALTH CARE 15.3%
Biotechnology 4.6%
ACADIA Pharmaceuticals (1) 42,566 801
Alkermes (1) 11,770 332
Apellis Pharmaceuticals (1) 13,557 894
Blueprint Medicines (1) 20,222 910
Cerevel Therapeutics Holdings (1) 9,347 228
Cymabay Therapeutics (1) 47,918 418
Day One Biopharmaceuticals (1) 14,134 189
Exelixis (1) 46,157 896
IGM Biosciences (1)(2) 8,140 112
Immuneering, Class A (1)(2) 37,287 362
Insmed (1) 50,961 869
Intellia Therapeutics (1) 24,579 916

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ionis Pharmaceuticals (1) 22,910 819
Karuna Therapeutics (1) 4,710 855
Kymera Therapeutics (1) 27,070 802
Neurocrine Biosciences (1) 11,360 1,150
Prometheus Biosciences (1) 5,565 597
Prothena (1) 17,825 864
PTC Therapeutics (1) 10,530 510
Relay Therapeutics (1) 21,186 349
Replimune Group (1) 20,227 357
REVOLUTION Medicines (1) 22,763 493
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(3) 2,403 9
Scholar Rock Holding (1) 31,408 251
Ultragenyx Pharmaceutical (1) 15,782 633
Xencor (1) 16,596 463
Zentalis Pharmaceuticals (1) 13,456 231
15,310
Health Care Equipment & Supplies 3.8%
Cooper  2,622 979
DENTSPLY SIRONA  37,918 1,489
Envista Holdings (1) 22,950 938
Haemonetics (1) 11,756 973
Hologic (1) 17,081 1,379
ICU Medical (1) 4,207 694
Inari Medical (1) 12,590 777
Inmode (1) 23,085 738
Merit Medical Systems (1) 19,575 1,448
Penumbra (1) 3,410 950
QuidelOrtho (1) 12,632 1,125
STERIS  5,892 1,127
12,617
Health Care Providers & Services 2.3%
AMN Healthcare Services (1) 11,328 940
Chemed  1,727 928
DaVita (1) 9,097 738
Molina Healthcare (1) 5,738 1,535
Select Medical Holdings  86,031 2,224
Universal Health Services, Class B  9,111 1,158
7,523
Health Care Technology 0.2%
Doximity, Class A (1) 19,020 616
616
Life Sciences Tools & Services 2.4%
Adaptive Biotechnologies (1) 30,445 269

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Avantor (1) 33,298 704
Bruker  32,957 2,598
Charles River Laboratories International (1) 8,937 1,804
Medpace Holdings (1) 6,937 1,304
PerkinElmer  8,675 1,156
7,835
Pharmaceuticals 2.0%
Catalent (1) 16,025 1,053
DICE Therapeutics (1) 25,320 725
Elanco Animal Health (1) 58,657 551
Perrigo  25,747 924
Prestige Consumer Healthcare (1) 15,821 991
Supernus Pharmaceuticals (1) 5,747 208
Ventyx Biosciences (1) 21,510 721
Viatris  138,057 1,328
6,501
Total Health Care 50,402
INDUSTRIALS & BUSINESS SERVICES 21.0%
Aerospace & Defense 2.5%
Curtiss-Wright  7,924 1,397
Huntington Ingalls Industries  2,629 544
Moog, Class A  16,108 1,623
Parsons (1) 38,784 1,735
Textron  37,639 2,659
V2X (1) 9,548 379
8,337
Building Products 1.9%
Builders FirstSource (1) 17,573 1,560
Carlisle  6,660 1,505
Masco  18,175 904
Owens Corning  11,358 1,088
UFP Industries  14,871 1,182
6,239
Commercial Services & Supplies 0.7%
Clean Harbors (1) 11,734 1,673
GEO Group (1)(2) 91,554 722
2,395
Construction & Engineering 2.1%
AECOM  14,475 1,221
Comfort Systems USA  15,512 2,264
EMCOR Group  9,509 1,546
Primoris Services  31,232 770

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
WillScot Mobile Mini Holdings (1) 25,270 1,185
6,986
Electrical Equipment 1.8%
Atkore (1) 10,508 1,476
Encore Wire  4,353 807
Hubbell  9,902 2,409
Regal Rexnord  9,238 1,300
5,992
Ground Transportation 2.0%
ArcBest  12,567 1,161
Knight-Swift Transportation Holdings  28,238 1,598
Landstar System  7,081 1,269
Saia (1) 6,746 1,836
TFI International  6,012 717
6,581
Machinery 4.5%
Crane Holdings  10,739 1,219
Enerpac Tool Group  12,672 323
EnPro Industries  6,021 625
Hillenbrand  31,826 1,513
Kadant  5,420 1,130
Lincoln Electric Holdings  6,618 1,119
Middleby (1) 12,554 1,841
Mueller Industries  12,926 950
Mueller Water Products, Class A  130,620 1,821
Terex  24,133 1,168
Timken  23,911 1,954
Toro  10,943 1,216
14,879
Passenger Airlines 0.3%
United Airlines Holdings (1) 21,058 932
932
Professional Services 4.8%
ASGN (1) 11,664 964
Booz Allen Hamilton Holding  19,705 1,827
CACI International, Class A (1) 2,601 771
ExlService Holdings (1) 1,886 305
Genpact  42,436 1,961
Insperity  8,893 1,081
Kforce  8,406 532
Korn Ferry  18,904 978
Leidos Holdings  23,062 2,123
ManpowerGroup  10,877 898

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Maximus  11,216 883
SS&C Technologies Holdings  29,657 1,675
TriNet Group (1) 4,669 376
TTEC Holdings  10,110 376
Verra Mobility (1) 64,961 1,099
15,849
Trading Companies & Distributors 0.4%
Hudson Technologies (1) 56,714 495
United Rentals  2,178 862
1,357
Total Industrials & Business Services 69,547
INFORMATION TECHNOLOGY 15.6%
Electronic Equipment, Instruments & Components 3.8%
Advanced Energy Industries  10,170 997
Badger Meter  13,914 1,695
Belden  32,134 2,788
CTS  36,270 1,794
Flex (1) 28,605 658
Jabil  26,537 2,339
Keysight Technologies (1) 5,461 882
Littelfuse  2,431 652
OSI Systems (1) 7,350 752
12,557
IT Services 1.3%
Akamai Technologies (1) 10,984 860
Amdocs  17,801 1,709
GoDaddy, Class A (1) 21,230 1,650
4,219
Semiconductors & Semiconductor Equipment 3.0%
Axcelis Technologies (1) 9,040 1,205
Cirrus Logic (1) 8,979 982
Diodes (1) 17,158 1,592
Monolithic Power Systems  814 407
ON Semiconductor (1) 5,350 440
Onto Innovation (1) 11,139 979
Photronics (1) 83,104 1,378
Semtech (1) 29,951 723
Silicon Laboratories (1) 2,549 446
SMART Global Holdings (1) 41,922 723
Teradyne  9,635 1,036
9,911
Software 7.3%
A10 Networks  43,351 672

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ACI Worldwide (1) 18,358 495
Blackbaud (1) 6,887 477
Confluent, Class A (1) 34,153 822
Descartes Systems Group (1) 22,553 1,818
Digital Turbine (1) 28,428 351
DocuSign (1) 21,391 1,247
Dolby Laboratories, Class A  14,618 1,249
Dropbox, Class A (1) 54,495 1,178
Dynatrace (1) 8,140 344
Ebix  27,266 360
Fair Isaac (1) 2,159 1,517
Gen Digital  79,583 1,366
NCR (1) 20,391 481
Open Text (2) 27,769 1,071
Paylocity Holding (1) 2,441 485
PTC (1) 21,282 2,729
Qualys (1) 15,848 2,061
Sapiens International  41,134 893
SentinelOne, Class A (1) 22,424 367
SPS Commerce (1) 10,106 1,539
Teradata (1) 27,668 1,114
Verint Systems (1) 20,254 754
Vertex, Class A (1) 40,001 828
24,218
Technology Hardware, Storage & Peripherals 0.2%
Western Digital (1) 16,487 621
621
Total Information Technology 51,526
MATERIALS 5.5%
Chemicals 1.6%
CF Industries Holdings  23,525 1,705
Element Solutions  43,436 839
RPM International  15,878 1,385
Westlake  12,286 1,425
5,354
Containers & Packaging 1.2%
Berry Global Group  18,228 1,074
Packaging Corp. of America  11,147 1,547
Westrock  38,572 1,175
3,796
Metals & Mining 1.7%
Reliance Steel & Aluminum  12,307 3,160

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Steel Dynamics  20,451 2,312
5,472
Paper & Forest Products 1.0%
Clearwater Paper (1) 27,236 910
Louisiana-Pacific  15,788 856
West Fraser Timber (2) 20,898 1,489
3,255
Total Materials 17,877
REAL ESTATE 5.8%
Health Care Real Estate Investment Trusts 0.6%
Medical Properties Trust, REIT (2) 71,824 591
Omega Healthcare Investors, REIT  23,068 632
Sabra Health Care REIT, REIT  50,688 583
1,806
Hotel & Resort Real Estate Investment Trusts 0.9%
Apple Hospitality REIT, REIT  65,956 1,024
Braemar Hotels & Resorts, REIT  124,899 482
Host Hotels & Resorts, REIT  86,203 1,421
2,927
Industrial Real Estate Investment Trusts 0.6%
First Industrial Realty Trust, REIT  35,449 1,886
1,886
Retail Real Estate Investment Trusts 0.9%
Brixmor Property Group, REIT  69,562 1,497
National Retail Properties, REIT  19,848 876
Saul Centers, REIT  13,408 523
2,896
Specialized Real Estate Investment Trusts 2.8%
Gaming & Leisure Properties, REIT  37,395 1,947
Iron Mountain, REIT  34,593 1,830
Lamar Advertising, Class A, REIT  16,809 1,679
Outfront Media, REIT  85,669 1,390
PotlatchDeltic, REIT  48,261 2,389
9,235
Total Real Estate 18,750
UTILITIES 2.4%
Electric Utilities 1.6%
Evergy  22,770 1,392
NRG Energy  41,897 1,437
Pinnacle West Capital  32,435 2,570
5,399

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Gas Utilities 0.2%
UGI  18,781 653
653
Independent Power & Renewable Electricity Producer 0.2%
Clearway Energy, Class C  20,165 632
632
Multi-Utilities 0.4%
NorthWestern  22,304 1,291
1,291
Total Utilities 7,975
Total Common Stocks (Cost $303,036) 326,543
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 2,677,367 2,677
Total Short-Term Investments (Cost $2,677) 2,677
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 2,961,725 2,962
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 2,962
Total Securities Lending Collateral (Cost $2,962) 2,962
Total Investments in Securities 100.7%
(Cost $308,675) $ 332,182
Other Assets Less Liabilities (0.7)% (2,335)
Net Assets 100.0% $ 329,847
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$9 and represents 0.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 28++
Totals $ —# $ — $ 28+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 5,009  ¤  ¤ $ 5,639
Total $ 5,639^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $28 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,639.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund (the fund), formerly the T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 326,534 $ 9 $ — $ 326,543
Short-Term Investments 2,677 — — 2,677
Securities Lending Collateral 2,962 — — 2,962
Total $ 332,173 $ 9 $ — $ 332,182

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F202-054Q1 03/23